ORGANIZATION AND BASIS OF PRESENTATION (Schedule of Results of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Condensed Consolidating Statement Of Operations [Line Items]
Total revenues	$ 80,481	$ 158,333	$ 220,413
Net loss	(75,562)	(19,584)	(8,748)
PRC Domestic Entities
Schedule Of Condensed Consolidating Statement Of Operations [Line Items]
Total revenues	53,211	105,227	150,577
Net loss	$ (28,504)	$ (1,853)	$ 1,280